Consolidated balance sheet $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Non-current assets
Intangible assets, net	$ 33,178	$ 28,922	$ 14,587
Property, plant and equipment, net	116,408	113,324	109,397
Equity affiliates: investments and loans	27,122	23,444	22,103
Other investments	1,778	1,421	1,727
Non-current financial assets	912	680	679
Deferred income taxes	6,216	6,663	5,206
Other non-current assets	2,415	2,509	3,984
Total non-current assets	188,029	176,963	157,683
Current assets
Inventories, net	17,132	14,880	16,520
Accounts receivable, net	18,488	17,270	14,893
Other current assets	17,013	14,724	14,210
Current financial assets	3,992	3,654	3,393
Cash and cash equivalents	27,352	27,907	33,185
Assets classified as held for sale	1,288	1,364	2,747
Total current assets	85,265	79,799	84,948
Total assets	273,294	256,762	242,631
Shareholders' equity
Common shares	8,123	8,227	7,882
Paid-in surplus and retained earnings	121,170	120,569	112,040
Currency translation adjustment	(11,503)	(11,313)	(7,908)
Treasury shares	(1,012)	(1,843)	(458)
Total shareholders' equity - Group share	116,778	115,640	111,556
Non-controlling interests	2,527	2,474	2,481
Total shareholders' equity	119,305	118,114	114,037
Non-current liabilities
Deferred income taxes	11,858	11,490	10,828
Employee benefits	3,501	3,363	3,735
Provisions and other non-current liabilities	20,613	21,432	15,986
Non-current financial debt	47,773	40,129	41,340
Total non-current liabilities	83,745	76,414	71,889
Current liabilities
Accounts payable	28,394	26,134	26,479
Other creditors and accrued liabilities	25,749	22,246	17,779
Current borrowings	14,819	13,306	11,096
Other current financial liabilities	487	478	245
Liabilities directly associated with the assets classified as held for sale	795	70	1,106
Total current liabilities	70,244	62,234	56,705
Total liabilities & shareholders' equity	$ 273,294	$ 256,762	$ 242,631